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                               WM Variable Trust
                               1201 Third Avenue
                                   22nd Floor
                           Seattle, Washington 98101


                                                     May 5, 2000

Mr. Kevin McEnry
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re: WM Variable Trust (File Nos. 33-57732, 811-07462)


Dear Mr. McEnry:

     I hereby certify on the Registrant's behalf, pursuant to paragraph (j) of Rule 497 of the Securities Act of 1933, that:

     1. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Registrant's most recent amendment to its Registration Statement as filed pursuant to Form N-1A on May 1, 2000, and

     2. The text of the amendment described in paragraph 1 above was filed electronically.


                                        Very truly yours,


                                        /s/ JOHN T. WEST
                                        ------------------------------------
                                        John T. West
                                        Vice President, Secretary and
                                        Compliance Officer